REAL ESTATE (Details Textual) - USD ($)	8 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2016
Real Estate [Line Items]
Acquisition Costs, Period Cost	$ 0	$ 73,027
Real Estate Revenue, Net	0	709,982
Capitalized Acquisition Costs		675,961
Operating Expenses	$ 6,185	2,999,993
Accredo and Walgreens acquisitions [Member]
Real Estate [Line Items]
Acquisition Costs, Period Cost		547,148
Real Estate Revenue, Net		748,481
Operating Expenses		$ 152,915
Accredo [Member]
Real Estate [Line Items]
Concentration Risk, Percentage		25.00%
5900 Hwy [Member]
Real Estate [Line Items]
Concentration Risk, Percentage		23.00%